Cover	Apr. 22, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2024
Entity File Number	001-41139
Entity Registrant Name	BURTECH ACQUISITION CORP.
Entity Central Index Key	0001871638
Entity Tax Identification Number	85-2708752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1300 Pennsylvania Ave NW
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004
City Area Code	202
Local Phone Number	600-5757
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	BRKHU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BRKH
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	BRKHW
Security Exchange Name	NASDAQ